Performance Management - Systematic High Yield Bond Series	Jun. 05, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Summary of Past Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Series had not commenced operations and did not have a performance history. Quarterly performance information of the Series is available at www.manning-napier.com. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Performance One Year or Less [Text]	As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.
Performance Availability Website Address [Text]	www.manning-napier.com